Intangible Assets (Details) - Schedule of presents the activities of the digital currencies $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of presents the activities of the digital currencies [Abstract]
Balance at beginning
Balance at ending	14,502
Additions of intangible assets	15,427
Less: Impairment losses	$ 925